DERIVATIVE INSTRUMENTS (Details Textual) $ in Millions	1 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2017 USD ($) $ / Ounce-oz	Dec. 31, 2017 lb $ / Pound-lb gal	Jun. 30, 2017 Ounces lb $ / Ounce-oz $ / Pound-lb	Dec. 31, 2016 Ounces $ / Ounce-oz gal	Dec. 31, 2017 USD ($) $ / Pound-lb gal	Dec. 31, 2016 USD ($) gal	Oct. 31, 2017 lb	Sep. 30, 2016 $ / Ounce-oz
Disclosure of derivative instruments [Line Items]
Volume of diesel considered for settlement | gal		1.0		5.5	1.0	5.5
Gain Loss On Hedging Instrument					$ 0.3	$ 2.5
Strike price of put options at the time of purchasing | $ / Ounce-oz				1,200
Strike price of call options at the time of selling | $ / Ounce-oz				1,400
Volume of gold production		120,000		270,000
Number of ounces exercised through put options					140,000
Revenue from contracts with customers					$ 7.5
Loss on settlement of gold price option contracts					11.0
Gain from gold price option contracts					4.6
Gain loss on revaluation of gold price option contracts					(13.9)	$ 10.5
Loss from Copper forward contracts					$ 0.9
Purchased put options [Member]
Disclosure of derivative instruments [Line Items]
Strike price of options | $ / Ounce-oz	1,250		1,250					1,300
Strike price of copper price option contracts | lb							3.00
Written call options [Member]
Disclosure of derivative instruments [Line Items]
Strike price of options | $ / Ounce-oz	1,400		1,400					1,400
Strike price of copper price option contracts | lb							3.37
Gold Option Contracts [Member]
Disclosure of derivative instruments [Line Items]
Cash payments for futures contracts, forward contracts, option contracts and swap contracts, classified as investing activities	$ 0.9
Forward Looking Disclosure [Member]
Disclosure of derivative instruments [Line Items]
Volume of gold production | Ounces			120,000
Volume of copper per month | lb		7,300,000	5,300,000
Fixed price per pound of copper | $ / Pound-lb		2.73	2.52		120,000
Loss from Copper forward contracts					$ 0.3